                                                      1933 Act File No. 33-38550
                                                      1940 Act File No. 811-6269

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               X

    Pre-Effective Amendment No.      .........................

    Post-Effective Amendment No.   21   ......................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       X

    Amendment No.   20   .....................................        X

                              CASH TRUST SERIES II
               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                             5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on July 27, 2007     pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i)
    on ____________   __ pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii)
    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:

                              Jennifer Eck, Esquire
                           Melanie C. Maloney, Esquire
                              Dickstein Shapiro LLP
                               1825 Eye Street, NW
                             Washington, D.C.  20006

Federated
World-Class Investment Manager

Treasury Cash Series II

A Portfolio of Cash Trust Series II

PROSPECTUS

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July 31, 2007

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A money market mutual fund seeking to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short-term U.S. Treasury securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured * May Lose Value * No Bank Guarantee

CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 5

What Do Shares Cost? 6

How is the Fund Sold? 6

Payments to Financial Intermediaries 6

How to Purchase Shares 8

How to Redeem and Exchange Shares 11

Account and Share Information 16

Who Manages the Fund? 19

Legal Proceedings 20

Financial Information 21

Appendix A: Hypothetical Investment and Expense Information 23

Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund that seeks to maintain a stable net asset value (NAV) of $1.00 per Share.

The Fund's investment objective is to provide current income consistent with stability of principal and liquidity. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of short-term U.S. Treasury securities. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

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All mutual funds take investment risks. Therefore, even though the Fund is a money market fund that seeks to maintain a stable NAV, it is possible to lose money by investing in the Fund .

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The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

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Risk/Return Bar Chart and Table

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's total return for the six-month period from January 1, 2007 to June 30, 2007 was 2. 21%.

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Within the periods shown in the bar chart, the Fund's highest quarterly return was 1.44% (quarter ended December 31, 2000). Its lowest quarterly return was 0.05% (quarter ended June 30, 2004).

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Average Annual Total Return Table

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The following table represents the Fund's Average Annual Total Returns for the calendar period ended December 31, 2006.

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Calendar Period	Fund
1 Year	 4.19%
5 Years	 1.68%
10 Years	 3.08%
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The Fund's 7-Day Net Yield as of December 31, 2006 was 4. 32%. You may call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.

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Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

TREASURY CASH SERIES II

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waiver and Reduction) [1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee [2]	0.50%
Distribution (12b-1) Fee [3]	0.20%
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.85%

1 The percentages shown are based on expenses for the entire fiscal year ended May 31, 2007. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the Adviser waived and the distributor did not charge certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended May 31, 2007.
Total Waiver and Reduction of Fund Expenses	0.02%
Total Actual Annual Fund Operating Expenses (after waiver and reduction)	0.83%
2 The Adviser voluntarily waived a portion of the management fee. The Adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.49% for the fiscal year ended May 31, 2007.
3 The distributor did not charge, and therefore the Fund did not accrue, a portion of its fee. The distributor can terminate this reduction at any time. The distribution (12b-1) fee paid by the Fund (after the reduction) was 0.19% for the fiscal year ended May 31, 2007.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are before waiver and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$87
3 Years	$271
5 Years	$471
10 Years	$1,049

What are the Fund's Investment Strategies?

The Fund invests primarily in a portfolio of U.S. Treasury securities maturing in 397 days or less. These investments include repurchase agreements collateralized fully by U.S. Treasury securities. The Fund will have a dollar-weighted average portfolio maturity of 90 days or less.

The Fund's investment adviser (Adviser) targets a dollar-weighted average portfolio maturity range based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as:

  current U.S. economic activity and the economic outlook;
  current short-term interest rates;
  the Federal Reserve Board's policies regarding short-term interest rates; and
  the potential effects of foreign economic activity on U.S. short-term interest rates.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.

Because the Fund refers to Treasury investments in its name, it will notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in Treasury investments.

What are the Principal Securities in Which the Fund Invests?

U.S. TREASURY SECURITIES

U.S. Treasury securities are direct obligations of the federal government of the United States. U.S. Treasury securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the U.S. Treasury must repay the principal amount of the security, normally within a specified time. Treasury securities are generally regarded as having the lowest credit risks.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

What are the Specific Risks of Investing in the Fund?

INTEREST-RATE RISKS

Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the prices of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the prices of fixed-income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

CREDIT RISKS

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What Do Shares Cost?

You can purchase, redeem or exchange Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the NAV of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The Fund does not charge a front-end sales charge.

When the Fund receives your transaction request in proper form (as described in this prospectus), it is processed at the next determined NAV. NAV is determined at 3:00 p.m. (Eastern time) and as of the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) each day the NYSE is open.

How is the Fund Sold?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to customers of financial institutions such as banks, fiduciaries, custodians of public funds, investment advisers and broker-dealers, or to individuals, directly or through financial intermediaries. Under the Distributor's Contract with the Fund, the Distributor offers Shares on a continuous, best-efforts basis. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

Payments to Financial Intermediaries

The Fund and its affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Fund.

RULE 12B-1 FEES

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of up to 0.20% of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund's Shares. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.

RECORDKEEPING FEES

The Fund may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

NETWORKING FEES

The Fund may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of Shares or provide services to Fund shareholders. The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell Shares of the Fund to you. In some cases, such payments may be made by or funded from the resources of companies affiliated with the Distributor (including the Adviser). These payments are not reflected in the fees and expenses listed in the fee table section of the Fund's prospectus and described above because they are not paid by the Fund.

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These payments are negotiated and may be based on such factors as the number or value of Shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary. These payments may be in addition to payments made by the Fund to the financial intermediary under a Rule 12b-1 Plan arrangement. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the Distributor or the Fund and any services provided.

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How to Purchase Shares

You may purchase Shares through a financial intermediary, directly from the Fund or through an exchange from another Federated fund. The Fund reserves the right to reject any request to purchase or exchange Shares. New investors must submit a completed New Account Form.

The required minimum initial investment for Fund Shares is $25,000. The required minimum subsequent investment amount is $500. The minimum initial and subsequent investment amounts for retirement plans are $250 and $100, respectively.

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An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through financial intermediaries may be subject to a smaller minimum investment amount. Keep in mind that financial intermediaries may charge you fees for their services in connection with your Share transactions.

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THROUGH A FINANCIAL INTERMEDIARY

Submit your purchase order to your financial intermediary. Financial intermediaries are responsible for promptly submitting purchase orders and payment to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your financial intermediary submits your order electronically, your order will be processed and you will be entitled to dividends pursuant to operating procedures established by the Fund. If your financial intermediary submits your order by telephone or by mail, your order will be processed and you will be entitled to dividends as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to purchase Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM THE FUND

By Telephone

You may purchase Shares by calling the Fund at 1-800-341-7400.

Your purchase will be priced at the NAV next calculated after the Fund receives your order. Receipt of a purchase order by a financial intermediary will be deemed receipt by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders. If you call the Fund by 3:00 p.m. (Eastern time) and send your payment by wire by the close of the Federal Reserve wire transfer system, you will be entitled to that day's dividend.

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted. If the Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent.

By Mail

You may purchase Shares by sending your check payable to The Federated Funds at the following address:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, send it to:

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The Federated Funds
30 Dan Road
Canton, MA 02021

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Please note your account number on your check. Payment should be made in U.S. dollars and drawn on a U.S. bank. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or State Street Bank and Trust Company, the Fund's transfer agent. The Fund reserves the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks.

Your order will be priced at the NAV next calculated after the Fund receives your check and you will be entitled to dividends beginning on the day the check is converted into federal funds (normally the business day after the check is received).

THROUGH AN EXCHANGE

You may purchase Shares through an exchange from any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. You must meet the minimum initial investment requirement for purchasing Shares and both accounts must have identical registrations.

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BY SYSTEMATIC INVESTMENT PROGRAM

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Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Fund or your financial intermediary. The minimum investment amount for SIPs is $50.

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BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS

You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your financial intermediary or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be subject to an annual IRA account fee.

How to Redeem and Exchange Shares

You should redeem or exchange Shares:

  through a financial intermediary if you purchased Shares through a financial intermediary; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH A FINANCIAL INTERMEDIARY

Submit your redemption or exchange request to your financial intermediary. Financial intermediaries are responsible for promptly submitting redemption or exchange requests to the Fund by electronic means permitted by the Fund, or according to the instructions in the sections "By Telephone" or "By Mail" below.

If your financial intermediary submits your redemption or exchange request electronically, your request will be processed and your proceeds will be paid pursuant to operating procedures established by the Fund. If your financial intermediary submits your redemption or exchange request by telephone or by mail, your request will be processed and your proceeds will be paid as outlined in the section "By Telephone" or the section "By Mail" below.

If you deal with a financial intermediary, you will have to follow the financial intermediary's procedures for transacting with the Fund. For more information about how to redeem or exchange Shares through your financial intermediary, you should contact your financial intermediary directly.

DIRECTLY FROM THE FUND

By Telephone

You may redeem or exchange Shares by calling the Fund at 1-800-341-7400. Your redemption or exchange request will be priced at the NAV next calculated after the request is received by the Fund. Receipt of a redemption or exchange order by a financial intermediary will be deemed receipt by the Fund to the extent that such financial intermediary has been duly authorized by the Fund to accept such orders.

If you call the Fund by 3:00 p.m. (Eastern time), and your redemption proceeds are wired to you the same day, you will not be entitled to that day's dividend.

If you call the Fund after 3:00 p.m. (Eastern time) and before the end of regular trading (normally 4:00 p.m. Eastern time) on the NYSE, you will be entitled to that day's dividend and your redemption proceeds will be sent to you the following business day.

By Mail

You may redeem or exchange Shares by mailing a written request to the Fund.

Your redemption or exchange request will be priced at the NAV next calculated after the Fund receives your written request in proper form. If your redemption proceeds are wired to you the same day your order is priced, you will not be entitled to that day's dividend. If a check for your redemption proceeds is mailed to you on the next business day after your request is priced, you will be entitled to dividends through the day on which the Fund priced your request.

Send requests by mail to:

The Federated Funds
P.O. Box 8600
Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

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The Federated Funds
30 Dan Road
Canton, MA 02021

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All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed or exchanged;
  signatures of all shareholders exactly as registered; and
  if exchanging , the Fund Name and Share Class, account number and account registration into which you are exchanging.

Call your financial intermediary or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed by a financial institution which is a participant in a Medallion signature guarantee program if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days;
  a redemption is payable to someone other than the shareholder(s) of record; or
  if exchanging (transferring) into another fund with a different shareholder registration.

A Medallion signature guarantee is designed to protect your account from fraud. Obtain a Medallion signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

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Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed for up to seven days:

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  to allow your purchase to clear (as discussed below);
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  during periods of market volatility ;
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  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets ; or
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  during any period when the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings.
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If you request a redemption of Shares recently purchased by check (including a cashier's check or certified check), money order, bank draft or ACH, your redemption proceeds may not be made available for up to seven calendar days to allow the Fund to collect payment on the instrument used to purchase such Shares. If the purchase instrument does not clear, your purchase order will be canceled and you will be responsible for any losses incurred by the Fund as a result of your canceled order.

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Any attempt to redeem Shares through checkwriting or debit card before the purchase instrument has cleared will be automatically rejected.

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In addition, the right of redemption may be suspended, or the payment of proceeds may be delayed, during any period:

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  when the NYSE is closed, other than customary weekend and holiday closings;
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  when trading on the NYSE is restricted, as determined by the SEC; or
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  in which an emergency exists, as determined by the SEC, so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable.
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You will not accrue interest or dividends on uncashed redemption checks from the Fund if those checks are undeliverable and returned to the Fund.

REDEMPTIONS FROM RETIREMENT ACCOUNTS

In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

EXCHANGE PRIVILEGE

You may exchange Shares of the Fund for shares of any Federated fund or share class that does not have a stated sales charge or contingent deferred sales charge, except Liberty U.S. Government Money Market Trust and Class K Shares. To do this, you must:

  ensure that the account registrations are identical;
  meet any minimum initial investment requirements; and
  receive a prospectus for the fund into which you wish to exchange.

An exchange is treated as a redemption and a subsequent purchase, and is a taxable transaction.

The Fund may modify or terminate the exchange privilege at any time.

SYSTEMATIC WITHDRAWAL/EXCHANGE PROGRAM

You may automatically redeem or exchange Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your financial intermediary or the Fund. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

CHECKWRITING

You may request checks to redeem your Fund Shares. Your account will continue to receive the daily dividend declared on the Shares being redeemed until the check is presented for payment.

DEBIT CARD

You may request a debit card account that allows you to redeem Shares. There is an annual fee for this service that the Fund will automatically deduct from your account.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

The Fund no longer issues share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption or exchange request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders.

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The Fund may establish alternative days for payment of dividends each month at the election of your financial intermediary's firm. Each investment firm must elect the same payment date for all shareholder accounts that are traded through the same system maintained by the firm. Unless the transfer agent is otherwise notified, each investment firm will be deemed to elect to receive dividends on the last day of each month. If you purchase Shares directly from the Fund, you will receive dividends on the last day of each month.

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The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund of which you are already a shareholder.

If you have elected to receive dividends and/or capital gain distributions in cash, and your check is returned by the postal or other delivery service as "undeliverable," or you do not respond to mailings from Federated with regard to uncashed distribution checks, your distribution option will automatically be converted to having all dividends and capital gains reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution checks.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

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The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable at different rates depending on the source of dividend income. Capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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FREQUENT TRADING POLICIES

Given the short-term nature of the Fund's investments and its use of the amortized cost method for calculating the NAV of Fund Shares, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Fund will have significant adverse consequences for the Fund and its shareholders. For this reason and because the Fund is intended to be used as a liquid short-term investment, the Fund's Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Fund's Shares. Regardless of their frequency or short-term nature, purchases and redemptions of Fund Shares can have adverse effects on the management of the Fund's portfolio and its performance.

PORTFOLIO HOLDINGS INFORMATION

Information concerning the Fund's portfolio holdings is available in the "Products" section of Federated's website at FederatedInvestors.com .. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month. Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include percentage breakdowns of the portfolio by credit quality tier, effective maturity range, and type of security.

To access this information from the "Products" section of the website, click on "Portfolio Holdings" and select the appropriate link opposite the name of the Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition" link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the "Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within 70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

Who Manages the Fund?

The Board of Trustees (the "Board") governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. Federated Advisory Services Company (FASC), an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund. The address of the Adviser and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


The Adviser and other subsidiaries of Federated advise approximately 148 equity, fixed-income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $ 237 billion in assets as of December 31, 2006. Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1, 243 employees. Federated provides investment products to nearly 5,500 investment professionals and institutions.


ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.50% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


A discussion of the Board's review of the Fund's investment advisory contract is available in the Fund's Annual Report dated May 31, 2007.


Legal Proceedings

Since October 2003, Federated and related entities (collectively, "Federated"), and various Federated funds ("Funds"), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that Federated Investment Management Company ("FIMC"), an SEC-registered investment adviser to various Funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds' board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. Federated entered into the settlements without admitting or denying the regulators' findings. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless: (i) at least 75% of the fund's directors are independent of Federated; (ii) the chairman of each such fund is independent of Federated; (iii) no action may be taken by the fund's board or any committee thereof unless approved by a majority of the independent trustees of the fund or committee, respectively; and (iv) the fund appoints a "senior officer" who reports to the independent trustees and is responsible for monitoring compliance by the fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in Federated's announcement which, along with previous press releases and related communications on those matters, is available in the "About Us" section of Federated's website at FederatedInvestors.com ..

Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.

The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per Share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.


This information for the fiscal years ended May 31, 2007, and May 31, 2006 has been audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the Fund's audited financial statements, is included in the Annual Report. The information for prior years was audited by Deloitte & Touche LLP, another independent registered public accounting firm.


Financial Highlights

(For A Share Outstanding Throughout Each Period)

Year Ended May 31	2007	2006	[1]	2005		2004		2003
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Income From Investment Operations:
Net investment income	0.044	0.032		0.011		0.002		0.007
Net realized gain on investments	--	0.000	[2]	0.000	[2]	0.000	[2]	0.001
TOTAL FROM INVESTMENT OPERATIONS	0.044	0.032		0.011		0.002		0.008
Less Distributions:
Distributions from net investment income	(0.044)	(0.032)		(0.011)		(0.002)		(0.007)
Distributions from net realized gain on investments	--	(0.000	) [2]	(0.000	) [2]	(0.000	) [2]	(0.001)
TOTAL DISTRIBUTIONS	(0.044)	(0.032)		(0.011)		(0.002)		(0.008)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Total Return [3]	4.49%	3.22%		1.14%		0.23%		0.78%

Ratios to Average Net Assets:
Net expenses	0.83%	0.83%		0.83%		0.83%		0.83%
Net investment income	4.40%	3.23%		1.06%		0.21%		0.74%
Expense waiver/reimbursement [4]	0.01%	0.02%		0.01%		0.02%		0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$340,232	$307,058		$210,021		$300,282		$381,494

1 Beginning with the year ended May 31, 2006, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.001.

3 Based on net asset value.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

Further information about the Fund's performance is contained in the Fund's Annual Report, dated May 31, 2007, which can be obtained free of charge.

Appendix A: Hypothetical Investment and Expense Information

The following chart provides additional hypothetical information about the effect of the Fund's expenses, including investment advisory fees and other Fund costs, on the Fund's assumed returns over a 10-year period. The chart shows the estimated expenses that would be incurred in respect of a hypothetical investment of $10,000, assuming a 5% return each year, and no redemption of Shares. The chart also assumes that the Fund's annual expense ratio stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used in the chart is the same as stated in the "Fees and Expenses" table of this prospectus (and thus may not reflect any fee waiver or expense reimbursement currently in effect). The maximum amount of any sales charge that might be imposed on the purchase of Shares (and deducted from the hypothetical initial investment of $10,000; the "Front-End Sales Charge") is reflected in the "Hypothetical Expenses" column. The hypothetical investment information does not reflect the effect of charges (if any) normally applicable to redemptions of Shares (e.g., deferred sales charges, redemption fees). Mutual fund returns, as well as fees and expenses, may fluctuate over time, and your actual investment returns and total expenses may be higher or lower than those shown below.


TREASURY CASH SERIES II
ANNUAL EXPENSE RATIO: 0.85%
MAXIMUM FRONT-END SALES CHARGE: 0.00%


Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses 	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$86.76	$10,415.00
2	$10,415.00	$520.75	$10,935.75	$90.36	$10,847.22
3	$10,847.22	$542.36	$11,389.58	$94.11	$11,297.38
4	$11,297.38	$564.87	$11,862.25	$98.02	$11,766.22
5	$11,766.22	$588.31	$12,354.53	$102.09	$12,254.52
6	$12,254.52	$612.73	$12,867.25	$106.32	$12,763.08
7	$12,763.08	$638.15	$13,401.23	$110.74	$13,292.75
8	$13,292.75	$664.64	$13,957.39	$115.33	$13,844.40
9	$13,844.40	$692.22	$14,536.62	$120.12	$14,418.94
10	$14,418.94	$720.95	$15,139.89	$125.10	$15,017.33
Cumulative		$6,044.98		$1,048.95

A Statement of Additional Information (SAI) dated July 31, 2007, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The SAI contains a description of the Fund's policies and procedures with respect to the disclosure of its portfolio securities. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your financial intermediary or the Fund at 1-800-341-7400.


These documents, as well as additional information about the Fund (including portfolio holdings, performance and distributions), are also available on Federated's website at FederatedInvestors.com.

You can obtain information about the Fund (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's website at www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-6269

Federated
World-Class Investment Manager

Treasury Cash Series II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 147552301


0111203A (7/07)


Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

TREASURY CASH SERIES II

A PORTFOLIO OF CASH TRUST SERIES II
STATEMENT OF ADDITIONAL INFORMATION

July 31, 2007

This Statement of Additional Information (SAI) is not a prospectus. Read this
SAI in conjunction with the prospectus for Treasury Cash Series II (Fund), dated
July 31, 2007.

This SAI incorporates by reference the Fund's Annual Report. Obtain the prospectus or the Annual Report without charge by calling 1-800-341-7400.

                                         CONTENTS
                                         How is the Fund Organized?.............
                                         Securities in Which the Fund Invests...
                                         How is the Fund Sold?..................
                                         Subaccounting Services.................
                                         Redemption in Kind.....................
                                         Massachusetts Partnership Law..........
                                         Account and Share Information..........
                                         Tax Information........................
                                         Who Manages and Provides Services to
                                         the Fund?..............................
                                         How Does the Fund Measure Performance?.
                                         Who is Federated Investors, Inc.?......
                                         Financial Information..................
                                         Addresses..............................
                                         Appendix...............................

                                       0

HOW IS THE FUND ORGANIZED?

The Fund is a diversified portfolio of Cash Trust Series II (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on November 14, 1990. The Trust may
offer separate series of shares representing interests in separate portfolios of securities. The Fund's investment adviser is Federated Investment Management
Company (Adviser).

SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective:

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.
 A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.
 The following describes the types of fixed income securities in which the Fund may invest:
U.S. TREASURY SECURITIES
U.S. Treasury securities are direct obligations of the federal government of the
United States. U.S. Treasury securities are generally regarded as having the lowest credit risks.
ZERO COUPON SECURITIES
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security.
Investors must wait until maturity to receive interest and principal, which increases the interest rate risks and credit risks of a zero coupon security.

 There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as "coupon stripping." In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

CALLABLE SECURITIES

Certain fixed income securities in which the Fund invests are callable at the option of the issuer. Callable securities are subject to call risks.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

SPECIAL TRANSACTIONS

INTER-FUND BORROWING AND LENDING ARRANGEMENTS
The Securities and Exchange Commission (SEC) has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated
Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending Federated funds, and an inter-fund loan is only made if it benefits each participating
Federated fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating Federated funds.

For example, inter-fund lending is permitted only: (a) to meet shareholder redemption requests; and (b) to meet commitments arising from "failed" trades.
All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending Federated fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing Federated fund than the rate of interest that would be charged by an unaffiliated bank for short-
term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan
Rate.

REPURCHASE AGREEMENTS
Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the
Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.
 The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.
 Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS
Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS
Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

ASSET COVERAGE
In order to secure its obligations in connection with special transactions, the
Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating the special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on special transactions.

INVESTMENT RISKS
There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

CREDIT RISKS
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

LEVERAGE RISKS
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

CALL RISKS
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price. If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

RISKS ASSOCIATED WITH INVESTING SHARE PURCHASE PROCEEDS
On days during which there are net purchases of Fund Shares, the Fund must invest the proceeds at prevailing market yields. If the yield of the securities purchased is less than that of the securities already in the portfolio, the
Fund's yield will likely decrease. Conversely, net purchases on days on which short term yields rise will cause the Fund's yield to increase. The larger the amount that must be invested or the greater the difference between the yield of the securities purchased and the yield of the existing investments, the greater the impact will be on the yield of the Fund. In the event of significant changes in short term yields or significant net purchases, the Fund retains the discretion to close to new investments. However, the Fund is not required to close, and no assurance can be given that this will be done in any given circumstance.

RISKS ASSOCIATED WITH THE INVESTMENT ACTIVITIES OF OTHER ACCOUNTS
Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the
Adviser. Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Fund with respect to, for example, the value of Fund portfolio holdings, and/or prices paid to or received by the Fund on its portfolio transactions, and/or the Fund's ability to obtain or dispose of portfolio securities. Related considerations are discussed elsewhere in this SAI under "Brokerage Transactions and Investment Allocation."

FUNDAMENTAL INVESTMENT OBJECTIVE
The investment objective is to provide current income consistent with stability of principal and liquidity. The investment objective may not be changed by the
Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

ISSUING SENIOR SECURITIES AND BORROWING MONEY
The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940
Act).

LENDING CASH OR SECURITIES
The Fund may not make loans, provided that this restriction does not prevent the
Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

DIVERSIFICATION
The Fund is a "diversified company" within the meaning of the 1940 Act, as amended, and any rules, regulations or interpretations thereunder.

UNDERWRITING
The Fund may not underwrite the securities of other issuers, except that the
Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

INVESTING IN REAL ESTATE
The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

INVESTING IN COMMODITIES
The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

CONCENTRATION
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry.
Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

THE ABOVE LIMITATIONS CANNOT BE CHANGED UNLESS AUTHORIZED BY THE BOARD AND BY
THE "VOTE OF A MAJORITY OF ITS OUTSTANDING VOTING SECURITIES," AS DEFINED BY THE
1940 ACT. THE FOLLOWING LIMITATIONS, HOWEVER, MAY BE CHANGED BY THE BOARD
WITHOUT SHAREHOLDER APPROVAL. SHAREHOLDERS WILL BE NOTIFIED BEFORE ANY MATERIAL
CHANGE IN THESE LIMITATIONS BECOMES EFFECTIVE.

ILLIQUID SECURITIES
The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of the Fund's net assets.

PURCHASES ON MARGIN
The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

PLEDGING ASSETS
The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.
 For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

REGULATORY COMPLIANCE
The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the
"Rule"), which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

DETERMINING MARKET VALUE OF SECURITIES
The Board has decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value.
Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the
Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per
Share, as computed for purposes of distribution and redemption, at $1.00 per
Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values.
The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated
Securities Corp.) offers Shares on a continuous,

best-efforts basis.

RULE 12B-1 PLAN
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the
Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell
Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred.
Therefore, it may take the Distributor a number of years to recoup these expenses.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES
The Distributor may pay out of its own resources amounts (including items of material value) to certain financial intermediaries. In some cases, such payments may be made by, or funded from the resources of, companies affiliated with the Distributor (including the Adviser). While National Association of
Securities Dealers (NASD) regulations limit the sales charges that you may bear, there are no limits with regard to the amounts that the Distributor may pay out of its own resources. In addition to the payments which are generally described herein and in the prospectus, the financial intermediary also may receive payments under the Rule 12b-1 Plan. In connection with these payments, the financial intermediary may elevate the prominence or profile of the Fund and/or other Federated funds within the financial intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary's organization. You can ask your financial intermediary for information about any payments it receives from the
Distributor or the Federated funds and any services provided.

The following examples illustrate the types of instances in which the
Distributor may make additional payments to financial intermediaries.

SUPPLEMENTAL PAYMENTS
The Distributor may make supplemental payments to certain financial intermediaries that are holders or dealers of record for accounts in one or more of the Federated funds. These payments may be based on such factors as the number or value of Shares the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.

PROCESSING SUPPORT PAYMENTS
The Distributor may make payments to financial intermediaries that sell
Federated fund shares to help offset their costs associated with client account maintenance support, statement processing and transaction processing. The types of payments that the Distributor may make under this category include payment of ticket charges on a per transaction basis; payment of networking fees; and
payment for ancillary services such as setting up funds on the financial intermediary's mutual fund trading system.

RETIREMENT PLAN PROGRAM SERVICING PAYMENTS
The Distributor may make payments to certain financial intermediaries who sell
Federated fund shares through retirement plan programs. A financial intermediary may perform retirement plan program services itself or may arrange with a third party to perform retirement plan program services. In addition to participant recordkeeping, reporting, or transaction processing, retirement plan program services may include services rendered to a plan in connection with fund/investment selection and monitoring; employee enrollment and education;
plan balance rollover or separation, or other similar services.

OTHER BENEFITS TO FINANCIAL INTERMEDIARIES
From time to time, the Distributor, at its expense, may provide additional compensation to financial intermediaries that sell or arrange for the sale of
Shares. Such compensation may include financial assistance to financial intermediaries that enable the Distributor to participate in or present at conferences or seminars, sales or training programs for invited employees, client and investor events and other financial intermediary-sponsored events.

The Distributor also may hold or sponsor, at its expense, sales events, conferences and programs for employees or associated persons of financial intermediaries and may pay the travel and lodging expenses of attendees. The
Distributor also may provide, at its expense, meals and entertainment in conjunction with meetings with financial intermediaries. Other compensation may be offered to the extent not prohibited by applicable laws, regulations or the rules of any self-regulatory agency, such as the NASD.

SUBACCOUNTING SERVICES

Certain financial intermediaries may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Financial intermediaries holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares.
This information should, therefore, be read together with any agreement between the customer and the financial intermediary about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such
Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding Shares.

As of July 2, 2007, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares:

Hare &  Co., The Bank of New York,  East Syracuse,  NY, owned  approximately
51,236,164 Shares (18.13%);  Band & Co., Milwaukee,  WI, owned approximately
29,145,504 Shares (10.31%);  North Folk Bank, Mattituck, NY, owned approximately
30,743,267  Shares (10.88%);  Provident Bank of Maryland,  Baltimore,  MD, owned approximately  43,212,249  Shares  (15.29%);  Progressive  State Bank and Trust,
Monroe, LA, owned approximately 16,438,641 Shares (5.81%); and Peapack Gladstone
Bank, Gladstone, NJ, owned approximately 27,148,579 Shares (9.60%).

TAX INFORMATION

FEDERAL INCOME TAX
The Fund intends to meet requirements of Subchapter M of the Internal Revenue
Code (Code) applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the
Trust's other portfolios will be separate from those realized by the Fund.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders.
The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty
Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised one portfolio, and the Federated Fund Complex consisted of 45 investment companies
(comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term.


As of July 2, 2007, the Fund's Board and Officers as a group owned less than
1% of the Fund's outstanding Shares.

INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

NAME                PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                          AGGREGATE            TOTAL
BIRTH DATE          OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                  COMPENSATION     COMPENSATION
ADDRESS                                                                                                   FROM FUND      FROM TRUST/
POSITIONS HELD                                                                                         (PAST FISCAL              AND
WITH TRUST/                                                                                                   YEAR)        FEDERATED
DATE SERVICE                                                                                                            FUND COMPLEX
BEGAN                                                                                                                          (PAST
                                                                                                                            CALENDAR
                                                                                                                               YEAR)

JOHN F.             PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                    $0               $0
DONAHUE*            Chairman and Director, Federated Investors, Inc.; Chairman of the Federated
Birth Date:         Fund Complex's Executive Committee.
July 28, 1924
TRUSTEE             PREVIOUS POSITIONS: Chairman of the Federated Fund Complex; Trustee, Federated
Began serving:      Investment Management Company and Chairman and Director, Federated Investment
November 1990       Counseling.

J. CHRISTOPHER      PRINCIPAL OCCUPATIONS: Principal Executive Officer and President of the                      $0               $0
DONAHUE*            Federated Fund Complex; Director or Trustee of some of the Funds in the
Birth Date:         Federated Fund Complex; President, Chief Executive Officer and Director,
April 11, 1949      Federated Investors, Inc.; Chairman and Trustee, Federated Investment
PRESIDENT AND       Management Company; Trustee, Federated Investment Counseling; Chairman and
TRUSTEE             Director, Federated Global Investment Management Corp.; Chairman, Federated
Began serving:      Equity Management Company of Pennsylvania and Passport Research, Ltd.
November 1990       (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder
                    Services Company; Director, Federated Services Company.

                    PREVIOUS POSITIONS: President, Federated Investment Counseling; President and
                    Chief Executive Officer, Federated Investment Management Company, Federated
                    Global Investment Management Corp. and Passport Research, Ltd.

LAWRENCE D.         PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;              $1067.82         $180,000
ELLIS, M.D.*        Professor of Medicine, University of Pittsburgh; Medical Director, University
Birth Date:         of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist,
October 11,         University of Pittsburgh Medical Center.
1932
3471 Fifth          OTHER DIRECTORSHIPS HELD: Member, National Board of Trustees, Leukemia Society
Avenue              of America.
Suite 1111
Pittsburgh, PA      PREVIOUS POSITIONS: Trustee, University of Pittsburgh; Director, University of
TRUSTEE             Pittsburgh Medical Center.
Began serving:
November 1990

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated and its subsidiaries. Lawrence D. Ellis, M.D. is
"interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

NAME              PRINCIPAL OCCUPATION(S) FOR PAST FIVE YEARS,                                            AGGREGATE            TOTAL
BIRTH DATE        OTHER DIRECTORSHIPS HELD AND PREVIOUS POSITION(S)                                    COMPENSATION     COMPENSATION
ADDRESS                                                                                                  FROM TRUST       FROM TRUST
POSITIONS                                                                                              (PAST FISCAL              AND
HELD WITH                                                                                                     YEAR)        FEDERATED
TRUST                                                                                                                   FUND COMPLEX
DATE SERVICE                                                                                                                   (PAST
BEGAN                                                                                                                       CALENDAR
                                                                                                                               YEAR)
THOMAS G.         PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                 $1174.60         $198,000
BIGLEY
Birth Date:       OTHER DIRECTORSHIPS HELD: Director, Member of Executive Committee, Children's
February 3,       Hospital of Pittsburgh; Director, University of Pittsburgh.
1934
15 Old Timber     PREVIOUS POSITION: Senior Partner, Ernst & Young LLP.
Trail
Pittsburgh,
PA
TRUSTEE
Began
serving:
November 1994

JOHN T.           PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                $1174.60         $198,000
CONROY, JR.       Chairman of the Board, Investment Properties Corporation; Partner or Trustee in
Birth Date:       private real estate ventures in Southwest Florida.
June 23, 1937
Investment        PREVIOUS POSITIONS: President, Investment Properties Corporation; Senior Vice
Properties        President, John R. Wood and Associates, Inc., Realtors; President, Naples
Corporation       Property Management, Inc. and Northgate Village Development Corporation.
3838 North
Tamiami Trail
Suite 402
Naples, FL
TRUSTEE
Began
serving:
August 1991

NICHOLAS P.       PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                 $1174.60         $198,000
CONSTANTAKIS
Birth Date:       OTHER DIRECTORSHIPS HELD: Director and Member of the Audit Committee, Michael
September 3,      Baker Corporation (engineering and energy services worldwide).
1939
175 Woodshire     PREVIOUS POSITION: Partner, Andersen Worldwide SC.
Drive
Pittsburgh,
PA
TRUSTEE
Began
serving:
February 1998

JOHN F.           PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex;                 $1067.82         $180,000
CUNNINGHAM        Director, QSGI, Inc. (technology services company).
Birth Date:
March 5, 1943     OTHER DIRECTORSHIPS HELD: Chairman, President and Chief Executive Officer,
353 El Brillo     Cunningham & Co., Inc. (strategic business consulting); Trustee Associate,
Way               Boston College.
Palm Beach,
FL                PREVIOUS POSITIONS: Director, Redgate Communications and EMC Corporation
TRUSTEE           (computer storage systems); Chairman of the Board and Chief Executive Officer,
Began             Computer Consoles, Inc.; President and Chief Operating Officer, Wang
serving:          Laboratories; Director, First National Bank of Boston; Director, Apollo
January 1999      Computer, Inc.

PETER E.          PRINCIPAL OCCUPATION: Director or Trustee of the Federated Fund Complex.                 $1067.82         $180,000
MADDEN
Birth Date:       OTHER DIRECTORSHIPS HELD: Board of Overseers, Babson College.
March 16,
1942              PREVIOUS POSITIONS: Representative, Commonwealth of Massachusetts General Court;
One Royal         President, State Street Bank and Trust Company and State Street Corporation
Palm Way          (retired); Director, VISA USA and VISA International; Chairman and Director,
100 Royal         Massachusetts Bankers Association; Director, Depository Trust Corporation;
Palm Way          Director, The Boston Stock Exchange.
Palm Beach,
FL
TRUSTEE
Began
serving:
August 1991

CHARLES F.        PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                $1174.60         $198,000
MANSFIELD,        Management Consultant.
JR.
Birth Date:       PREVIOUS POSITIONS: Chief Executive Officer, PBTC International Bank; Partner,
April 10,         Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of
1945              Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank
80 South Road     USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant
Westhampton       Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra
Beach, NY         University; Executive Vice President DVC Group, Inc. (marketing, communications
TRUSTEE           and technology).
Began
serving:
June 1999

JOHN E.           PRINCIPAL OCCUPATIONS: Director or Trustee, and Chairman of the Board of                 $1423.77         $234,000
MURRAY, JR.,      Directors or Trustees, of the Federated Fund Complex; Chancellor and Law
J.D., S.J.D.      Professor, Duquesne University; Partner, Murray, Hogue & Lannis.
Birth Date:
December 20,      OTHER DIRECTORSHIPS HELD: Director, Michael Baker Corp. (engineering,
1932              construction, operations and technical services).
Chancellor,
Duquesne          PREVIOUS POSITIONS: President, Duquesne University; Dean and Professor of Law,
University        University of Pittsburgh School of Law; Dean and Professor of Law, Villanova
Pittsburgh,       University School of Law.
PA
TRUSTEE
Began
serving:
February 1995

THOMAS M.         PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                 $883.67          $45,000
O'NEILL           Managing Director and Partner, Navigator Management Company, L.P. (investment
Birth Date:       and strategic consulting).
June 14, 1951
95 Standish       OTHER DIRECTORSHIPS HELD: Director, Midway Pacific (lumber); Board of Overseers,
Street            Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.
P.O. Box 2779
Duxbury, MA       PREVIOUS POSITIONS: Chief Executive Officer and President, Managing Director and
TRUSTEE           Chief Investment Officer, Fleet Investment Advisors; President and Chief
Began             Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman,
serving:          Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam
October 2006      Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

MARJORIE P.       PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex.                $1067.82         $180,000
SMUTS
Birth Date:       PREVIOUS POSITIONS: Public Relations/Marketing Consultant/Conference
June 21, 1935     Coordinator; National Spokesperson, Aluminum Company of America; television
4905 Bayard       producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.
Street
Pittsburgh,
PA
TRUSTEE
Began
serving:
November 1990

JOHN S. WALSH     PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex;                $1067.82         $180,000
Birth Date:       President and Director, Heat Wagon, Inc. (manufacturer of construction temporary
November 28,      heaters); President and Director, Manufacturers Products, Inc. (distributor of
1957              portable construction heaters); President, Portable Heater Parts, a division of
2604 William      Manufacturers Products, Inc.
Drive
Valparaiso,       PREVIOUS POSITION: Vice President, Walsh & Kelly, Inc.
IN
TRUSTEE
Began
serving:
June 1999

JAMES F. WILL     PRINCIPAL OCCUPATIONS: Director or Trustee of the Federated Fund Complex; Prior          $1067.82         $134,416
Birth Date:       to June 2006, Vice Chancellor and President, Saint Vincent College.
October 12,
1938              OTHER DIRECTORSHIPS HELD: Trustee, Saint Vincent College; Alleghany Corporation.
721 E.
McMurray Road     PREVIOUS POSITIONS: Chairman, President and Chief Executive Officer, Armco,
McMurray PA       Inc.; President and Chief Executive Officer, Cyclops Industries; President and
TRUSTEE           Chief Operating Officer, Kaiser Steel Corporation.
Began
serving:
April 2006

OFFICERS**

NAME               PRINCIPAL OCCUPATION(S) AND PREVIOUS POSITION(S)
BIRTH DATE
POSITIONS HELD
WITH TRUST
DATE SERVICE
BEGAN
JOHN W.            PRINCIPAL OCCUPATIONS: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman,
MCGONIGLE          Executive Vice President, Secretary and Director, Federated Investors, Inc.
Birth Date:
October 26,        PREVIOUS POSITIONS: Trustee, Federated Investment Management Company and Federated Investment Counseling;
1938               Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
EXECUTIVE VICE
PRESIDENT
AND SECRETARY
Began serving:
January 1980

RICHARD A.         PRINCIPAL OCCUPATIONS: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice
NOVAK              President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp.,
Birth Date:        Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
December 25,
1963               PREVIOUS POSITIONS: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services
TREASURER          Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur
Began serving:     Andersen & Co.
November 2006

RICHARD B.         PRINCIPAL OCCUPATIONS: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice
FISHER             Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Birth Date:
May 17, 1923       PREVIOUS POSITIONS: President and Director or Trustee of some of the Funds in the Federated Fund Complex;
VICE CHAIRMAN      Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated
Began serving:     Securities Corp.
August 2002

DEBORAH A.         PRINCIPAL OCCUPATIONS: Deborah A. Cunningham was named Chief Investment Officer of money market products in 2004.
CUNNINGHAM         She joined Federated in 1981 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's
Birth Date:        Adviser since 1997. Ms. Cunningham is a Chartered Financial Analyst and received her M.S.B.A. in Finance from
September 15,      Robert Morris College.
1959
CHIEF
INVESTMENT
OFFICER
Began serving:
May 2004

MARY JO OCHSON     PRINCIPAL OCCUPATIONS: Mary Jo Ochson named Chief Investment Officer of tax-exempt fixed income products in 2004
Birth Date:        and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a
September 12,      Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received
1953               her M.B.A. in Finance from the University of Pittsburgh.
VICE PRESIDENT
Began serving:
November 1998

BRIAN P. BOUDA     PRINCIPAL OCCUPATIONS: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice
Birth Date:        President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its
February 28,       subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State
1947               Bar Association of Wisconsin.
CHIEF
COMPLIANCE
OFFICER
AND SENIOR
VICE PRESIDENT
Began serving:
August 2004

**Officers do not receive any compensation from the Fund.
In addition, the Fund has appointed an Anti-Money Laundering Compliance Officer.

COMMITTEES OF THE BOARD

BOARD COMMITTEE     COMMITTEE        COMMITTEE FUNCTIONS                                                               MEETINGS HELD
                    MEMBERS                                                                                            DURING LAST
                                                                                                                       FISCAL YEAR

EXECUTIVE           John F.          In between meetings of the full Board, the Executive Committee generally may      Two
                    Donahue          exercise all the powers of the full Board in the management and direction of
                    John E.          the business and conduct of the affairs of the Trust in such manner as the
                    Murray, Jr.,     Executive Committee shall deem to be in the best interests of the Trust.
                    J.D., S.J.D.     However, the Executive Committee cannot elect or remove Board members,
                    John S.          increase or decrease the number of Trustees, elect or remove any Officer,
                    Walsh            declare dividends, issue shares or recommend to shareholders any action requiring shareholder approval.

AUDIT               Thomas G.        The purposes of the Audit Committee are to oversee the accounting and             Eight
                    Bigley           financial reporting process of the Fund, the Fund's internal control over
                    John T.          financial reporting, and the quality, integrity and independent audit of the
                    Conroy, Jr.      Fund's financial statements. The Committee also oversees or assists the Board
                    Nicholas P.      with the oversight of compliance with legal requirements relating to those
                    Constantakis     matters, approves the engagement and reviews the qualifications, independence
                    Charles F.       and performance of the Fund's independent registered public accounting firm,
                    Mansfield,       acts as a liaison between the independent registered public accounting firm
                    Jr.              and the Board and reviews the Fund's internal audit function.

NOMINATING          Thomas G.        The Nominating Committee, whose members consist of all Independent Trustees,      None
                    Bigley           selects and nominates persons for election to the Fund's Board when vacancies
                    John T.          occur. The Committee will consider candidates recommended by shareholders,
                    Conroy, Jr.      Independent Trustees, officers or employees of any of the Fund's agents or
                    Nicholas P.      service providers and counsel to the Fund. Any shareholder who desires to
                    Constantakis     have an individual considered for nomination by the Committee must submit a
                    John F.          recommendation in writing to the Secretary of the Fund, at the Fund's address
                    Cunningham       appearing on the back cover of this Statement of Additional Information. The
                    Peter E.         recommendation should include the name and address of both the shareholder
                    Madden           and the candidate and detailed information concerning the candidate's
                    Charles F.       qualifications and experience. In identifying and evaluating candidates for
                    Mansfield,       consideration, the Committee shall consider such factors as it deems
                    Jr.              appropriate. Those factors will ordinarily include: integrity, intelligence,
                    John E.          collegiality, judgment, diversity, skill, business and other experience,
                    Murray, Jr.      qualification as an "Independent Trustee," the existence of material
                    Thomas M.        relationships which may create the appearance of a lack of independence,
                    O'Neill          financial or accounting knowledge and experience, and dedication and
                    Marjorie P.      willingness to devote the time and attention necessary to fulfill Board
                    Smuts            responsibilities.
                    John S.
                    Walsh
                    James F.
                    Will

BOARD OWNERSHIP OF SHARES IN THE FUND AND IN THE FEDERATED FAMILY OF INVESTMENT
COMPANIES AS OF DECEMBER 31, 2006
INTERESTED BOARD MEMBER NAME           DOLLAR RANGE OF                AGGREGATE
                                          SHARES OWNED          DOLLAR RANGE OF
                                      IN TREASURY CASH          SHARES OWNED IN
                                             SERIES II      FEDERATED FAMILY OF
                                                           INVESTMENT COMPANIES
John F. Donahue                                   None            Over $100,000
J. Christopher Donahue                            None            Over $100,000
Lawrence D. Ellis, M.D.                           None            Over $100,000
INDEPENDENT
BOARD MEMBER NAME
Thomas G. Bigley                                  None            Over $100,000
John T. Conroy, Jr.                               None            Over $100,000
Nicholas P. Constantakis                          None            Over $100,000
John F. Cunningham                                None            Over $100,000
Peter E. Madden                                   None            Over $100,000
Charles F. Mansfield, Jr.                         None            Over $100,000
John E. Murray, Jr., J.D., S.J.D.                 None            Over $100,000
Thomas M. O'Neill                                 None            Over $100,000
Marjorie P. Smuts                                 None            Over $100,000
John S. Walsh                                     None            Over $100,000
James F. Will                                     None                     None

INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the
Fund. The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

SERVICES AGREEMENT
Federated Advisory Services Company, an affiliate of the Adviser, provides certain support services to the Adviser. The fee for these services is paid by the Adviser and not by the Fund.

OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, as well as Shares of the Fund, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES
The Board has delegated to the Adviser authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the
Adviser's policies and procedures for voting the proxies, which are described below.

PROXY VOTING POLICIES
The Adviser's general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company's board of directors. However, whether the
Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for proposals to: require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); and repeal a shareholder rights plan (also known as a "poison pill"). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; for proposals to grant preemptive rights to the securities being voted; and against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote:
for stock incentive plans that align the recipients' interests with the interests of shareholders without creating undue dilution; and against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company's corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company's board. The Adviser believes that a company's board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares "illiquid" for some period of time), the Adviser will not vote proxies for such shares.

PROXY VOTING PROCEDURES
The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Institutional Shareholder
Services (ISS) to obtain, vote, and record proxies in accordance with the Proxy
Committee's directions. The Proxy Committee directs ISS by means of Proxy Voting
Guidelines, and ISS may vote any proxy as directed in the Proxy Voting
Guidelines without further direction from the Proxy Committee (and may make any determinations required to implement the Proxy Voting Guidelines). However, if the Proxy Voting Guidelines require case-by-case direction for a proposal, ISS will provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to ISS. The Adviser's proxy voting procedures generally permit the Proxy
Committee to amend the Proxy Voting Guidelines, or override the directions provided in such Guidelines, whenever necessary to comply with the proxy voting policies.

CONFLICTS OF INTEREST
The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the
Fund (and its shareholders) and those of the Adviser or Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an "Interested Company."

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy
Committee has exclusive authority to determine how the Adviser will vote. Any
Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy
Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund's Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the
Fund's proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders' meeting called by such investment company, unless otherwise directed by the Board.

PROXY VOTING REPORT
A report on "Form N-PX" of how the Fund voted any proxies during the most recent
12-month period ended June 30 is available through Federated's website. Go to
FederatedInvestors.com; select "Products;" select the Fund; then use the link to
"Prospectuses and Regulatory Reports" to access the link to Form N-PX. Form N-PX filings are also available at the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS INFORMATION
Information concerning the Fund's portfolio holdings is available in the
"Products" section of Federated's website at FederatedInvestors.com. A complete listing of the Fund's portfolio holdings as of the end of each month is posted on the website 15 days (or the next business day) after the end of the month and remains posted until replaced by the information for the succeeding month.
Summary portfolio composition information as of the close of each month is posted on the website 15 days (or the next business day) after month-end and remains until replaced by the information for the succeeding month. The summary portfolio composition information may include percentage breakdowns of the portfolio by credit quality tier, effective maturity range, and type of security.

To access this information from the "Products" section of the website, click on
"Portfolio Holdings" and select the appropriate link opposite the name of the
Fund, or select the name of the Fund from the menus on the "Products" section, and from the Fund's page click on the "Portfolio Holdings" or "Composition"
link. A user is required to register on the website the first time the user accesses this information.

You may also access from the "Products" section of the website portfolio information as of the end of the Fund's fiscal quarters. The Fund's annual and semiannual reports, which contain complete listings of the Fund's portfolio holdings as of the end of the Fund's second and fourth fiscal quarters, may be accessed by selecting the name of the Fund, clicking on "Prospectuses and
Regulatory Reports" and selecting the link to the appropriate PDF. Complete listings of the Fund's portfolio holdings as of the end of the Fund's first and third fiscal quarters may be accessed by selecting "Portfolio Holdings" from the
"Products" section and then selecting the appropriate link opposite the name of the Fund. Fiscal quarter information is made available on the website within
70 days after the end of the fiscal quarter. This information is also available in reports filed with the SEC at the SEC's website at www.sec.gov.

The disclosure policy of the Fund and the Adviser prohibits the disclosure of portfolio holdings information to any investor or intermediary before the same information is made available to other investors. Employees of the Adviser or its affiliates who have access to nonpublic information concerning the Fund's portfolio holdings are prohibited from trading securities on the basis of this information. Such persons must report all personal securities trades and obtain pre-clearance for all personal securities trades other than mutual fund shares.

Firms that provide administrative, custody, financial, accounting, legal or other services to the Fund may receive nonpublic information about Fund portfolio holdings for purposes relating to their services. The Fund may also provide portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. Traders or portfolio managers may provide "interest" lists to facilitate portfolio trading if the list reflects only that subset of the portfolio for which the trader or portfolio manager is seeking market interest. A list of service providers, publications and other third parties who may receive nonpublic portfolio holdings information appears in the Appendix to this SAI.

The furnishing of nonpublic portfolio holdings information to any third party
(other than authorized governmental or regulatory personnel) requires the prior approval of the President of the Adviser and of the Chief Compliance Officer of
the Fund. The President of the Adviser and the Chief Compliance Officer will approve the furnishing of nonpublic portfolio holdings information to a third party only if they consider the furnishing of such information to be in the best interests of the Fund and its shareholders. In that regard, and to address possible conflicts between the interests of Fund shareholders and those of the
Adviser and its affiliates, the following procedures apply. No consideration may be received by the Fund, the Adviser, any affiliate of the Adviser or any of their employees in connection with the disclosure of portfolio holdings information. Before information is furnished, the third party must sign a written agreement that it will safeguard the confidentiality of the information, will use it only for the purposes for which it is furnished and will not use it in connection with the trading of any security. Persons approved to receive nonpublic portfolio holdings information will receive it as often as necessary for the purpose for which it is provided. Such information may be furnished as frequently as daily and often with no time lag between the date of the information and the date it is furnished. The Board receives and reviews annually a list of the persons who receive nonpublic portfolio holdings information and the purposes for which it is furnished.

BROKERAGE TRANSACTIONS AND INVESTMENT ALLOCATION
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's
Board.

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser and accounts managed by affiliates of the
Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

ADMINISTRATOR
Federated Administrative Services (FAS), a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FAS provides these at the following annual rates, based on the average aggregate daily net assets of the
Fund and most of the other Federated funds:

                                AVERAGE AGGREGATE DAILY
 MAXIMUM ADMINISTRATIVE FEE     NET ASSETS OF THE FEDERATED FUNDS
 0.150 of 1%                    on the first $5 billion
 0.125 of 1%                    on the next $5 billion
 0.100 of 1%                    on the next $10 billion
 0.075 of 1%                    on assets over $20 billion
The administrative fee received during any fiscal year shall be at least
$150,000 per portfolio. FAS may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

FAS also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-
pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company, the Fund's registered transfer agent, maintains all necessary shareholder records.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The independent registered public accounting firm for the Fund, Ernst & Young
LLP, conducts its audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Fund's financial statements and financial highlights are free of material misstatement.

FEES PAID BY THE FUND FOR SERVICES
 FOR THE YEAR ENDED MAY 31           2007           2006           2005
 Advisory Fee Earned           $1,416,272     $1,353,057     $1,177,787
 Advisory Fee Reduction           $28,085        $48,447        $23,247
 Administrative Fee              $215,839       $206,206       $179,495
 12b-1 Fee                       $546,681              -              -

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the SEC's standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality;
average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares'
expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns are given for the one-year, five-year and ten-year periods ended May 31, 2007.

Yield and Effective Yield are given for the 7-day period ended May 31, 2007.

                     7 DAY PERIOD     1 YEAR     5 YEARS     10 YEARS
 SHARE:
 Total Return        N/A              4.49%      1.96%       3.07%
 Yield               4.37%            N/A        N/A         N/A
 Effective Yield     4.46%            N/A        N/A         N/A

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of
Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD AND EFFECTIVE YIELD
The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one
Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7. The effective yield is calculated by compounding the unannualized base period return by: adding one to the base period return, raising the sum to the
365/7th power; and subtracting one from the result.

To the extent financial intermediaries charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

WHO IS FEDERATED INVESTORS, INC.?

Federated and its subsidiaries are dedicated to providing you with world-class investment management. With offices in Pittsburgh, New York City and Frankfurt,
Federated is a firm with independent research, product breadth and industry standing.

Federated seeks to achieve superior and sustainable investment performance for a broad array of global clients through a disciplined investment process and an information advantage created by proprietary fundamental research. Federated is distinctive in our disciplined process that integrates proprietary research with trading and portfolio management.

FEDERATED FUNDS OVERVIEW

EQUITIES
As of December 31, 2006, Federated managed 48 equity funds totaling approximately $28.7 billion in assets across growth, value, equity income, international, index and sector allocation styles.

TAXABLE FIXED-INCOME
As of December 31, 2006, Federated managed 35 taxable bond funds including:
high-yield, multi-sector, mortgage-backed, U.S. government, U.S. corporate and international, with assets approximating $15.2 billion.

TAX FREE FIXED-INCOME
As of December 31, 2006, Federated managed 14 municipal bond funds with approximately $2.9 billion in assets and 22 municipal money market funds with approximately $27.6 billion in total assets.

MONEY MARKET FUNDS
As of December 31, 2006, Federated managed $155.2 billion in assets across 51 money market funds, including 17 government, 11 prime, 22 municipal and 1 euro-
denominated with assets approximating $63.5 billion, $64.0 billion,
$27.6 billion and $82.9 million.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Stephen F. Auth, CFA, for Global
Equity; Robert J. Ostrowski, CFA, for Taxable Fixed-Income; Mary Jo Ochson, CFA,
for Tax Free Fixed-Income; and Deborah A. Cunningham, CFA, for Money Market
Funds.

FINANCIAL INFORMATION

The Financial Statements for the Fund for the fiscal year ended May 31, 2007 are incorporated herein by reference to the Annual Report to Shareholders of
Treasury Cash Series II dated May 31, 2007.

ADDRESSES

Treasury Cash Series II

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000

DISTRIBUTOR
Federated Securities Corp.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Investment Management Company

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

CUSTODIAN, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116-5072

APPENDIX

The following is a list of persons other than the Adviser and its affiliates that may receive nonpublic portfolio holdings information concerning the Fund:

CUSTODIAN
State Street Bank and Trust Company

SECURITIES LENDING AGENT
N/A

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP

LEGAL COUNSEL
Dickstein Shapiro LLP
Reed Smith LLP

SERVICE PROVIDERS
Bloomberg
Factset

SECURITY PRICING SERVICES
Reuters
Standard & Poor's
FT Interactive Data
Bear Stearns

RATINGS AGENCIES
Standard & Poor's

PERFORMANCE REPORTING/PUBLICATIONS
iMoneyNet, Inc.
Lipper, Inc.
Morningstar
NASDAQ
Value Line
Wiesenberger/Thomson Financial

OTHER
Investment Company Institute

Treasury Cash Series II
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FEDERATEDINVESTORS.COM
or call 1-800-341-7400.
Federated Securities Corp., Distributor

0111203B (7/07)

Federated is a registered mark
of Federated Investors, Inc.
2007 {copyright}Federated Investors, Inc.

PART C.     OTHER INFORMATION.

Item 23.     Exhibits:

             (a)    (i)          Conformed copy of Declaration of Trust of
                                 the Registrant, including Amendments Nos. 1-
                                 2; (5)
                    (ii)         Conformed copy of Amendment No. 3 to the
                                 Declaration of Trust of the Registrant;
                                 (9)
                    (iii)        Conformed copy of Amendment No. 4 to the
                                 Declaration of Trust of the Registrant;
                                 +
             (b)    (i)          Copy of By-Laws of the Registrant; (1)
                    (ii)         Copy of Amendment No. 1 to the By-Laws
                                 of the Registrant; (9)
                    (iii)        Copies of Amendment Nos. 2-4 to the By-
                                 Laws of the Registrant;(6)
                    (iv)         Copy of Amendment No. 5 to the
                                 By-Laws of the Registrant; (11)
                    (v)          Copy of Amendment No. 6 to the
                                 By-Laws of the Registrant; (12)
                    (vi)         Copy of Amendment Nos. 7,8 and 9
                                 to the by-laws of the Registrant; (13)
             (c)                 Copy of Specimen Certificate for Shares
                                 of Beneficial Interest of the
                                 Registrant; (1)
             (d)    (i)          Conformed copy of Investment Advisory
                                 Contract of the Registrant; (5)
                    (ii)         Conformed copies of Exhibit A and C to
                                 the Investment Advisory Contract of the
                                 Registrant; (5)
                    (iii)        Conformed copy of Schedule 1 to the
                                 Investment Advisory Contract of the
                                 Registrant; (9)
                    (iv)         Conformed copy of Limited Power of
                                 Attorney to the Investment Advisory
                                 Contract of the Registrant; (9)
                    (v)          Conformed copy of Amendment to
                                 Investment Advisory Contract between the
                                 Registrant and Federated Investment
                                 Management Company; (9)
             (e)    (i)          Conformed copy of Distributor's Contract
                                 of the Registrant; (5)
                    (ii)         Conformed copy of Amendment and Exhibit
                                 A to the Distributor's Contract of the
                                 Registrant; (9)
                    (iii)        Conformed copy of Specimen Mutual Funds
                                 Sales and Service Agreement; (5)
                    (iv)         Conformed copy of Specimen Mutual Funds
                                 Service Agreement; (5)
                    (v)          Conformed copy of Specimen Plan
                                 Trustee/Mutual Funds Service Agreement; (5)
                    (vi)         Conformed copy of Amendment to
                                 Distributor's Contract of the Registrant; (12)
             (f)                 Not applicable;
             (g)    (i)          Conformed copy of Custodian Agreement of
                                 the   Registrant; (5)
                    (ii)         Conformed copy of Custodian Fee
                                 Schedule; (6)
                    (iii)        Conformed copy of Amendment of Custodian
                                 Agreement of the Registrant; (10)
             (h)    (i)          Conformed copy of Amended and Restated
                                 Agreement for Fund Accounting Services,
                                 Administrative Services, Transfer Agency
                                 Services and Custody Services
                                 Procurement; (6)
                    (ii)         Conformed copy of Amendment to Agreement
                                 for Fund Accounting Services,
                                 Administrative Services, Transfer Agency
                                 Services, and Custody Services
                                 Procurement between Federated Investment
                                 Companies and Federated Services
                                 Company; (11)
                    (iii)        The Registrant hereby incorporates the
                                 conformed copy of Amendment No. 2 to the
                                 Amended and Restated Agreement for Fund
                                 Accounting Services, Administrative
                                 Services, Transfer Agency Services and
                                 Custody Services Procurement from Item
                                 23 (h)(v) of the Federated U.S.
                                 Government Securities:  2-5 Years
                                 Registration Statement on Form N-1A,
                                 filed with the Commission on March 30,
                                 2004. (File Nos. 2-75769 and 811-3387);
                    (iv)         The Registrant hereby incorporates the
                                 conformed copy of Amendment No. 3 to the
                                 Amended and Restated Agreement for Fund
                                 Accounting Services, Administrative
                                 Services, Transfer Agency Services and
                                 Custody Services Procurement from Item
                                 23 (h)(v) of the Federated U.S.
                                 Government Securities:  2-5 Years
                                 Registration Statement on Form N-1A,
                                 filed with the Commission on March 30,
                                 2004. (File Nos. 2-75769 and 811-3387);
                    (v)          The Registrant hereby incorporates the
                                 conformed copy of the Second Amended and
                                 Restated Services Agreement, with
                                 attached Schedule 1 revised 6/30/04,
                                 from Item (h)(vii) of the Cash Trust
                                 Series, Inc.  Registration Statement on
                                 Form N-1A, filed with the Commission on
                                 July 29, 2004. (File Nos. 33-29838 and
                                 811-5843);
                    (vi)         Conformed copy of Amended and Restated
                                 Shareholder Services Agreement;(6)
                    (vii)        The responses described in Item
                                 22(e)(iv)-(vi)are hereby incorporated by
                                 reference.
                    (viii)       The Registrant hereby incorporates by
                                 reference the conformed copy of
                                 Amendment No. 3 to the Agreement for
                                 Administrative Services between
                                 Federated Admistrative Services Company
                                 and the Registrant dated June 1, 2005
                                 from Item 23 (h)(ii) of the Cash Trust
                                 Series, Inc. Registration Statement on
                                 Form N-1A, filed with the Commission on
                                 July 27, 2005.  (File Nos. 33-29838 and
                                 811-5843);
                    (ix)         The Registrant hereby incorporates the
                                 conformed copy of the Second Amended and
                                 Restated Services Agreement, with
                                 attached Schedule 1 revised 6/30/04,
                                 from Item 23(h)(vii) of the Cash Trust
                                 Series, Inc. Registration Statement on
                                 Form N-1A, filed with the Commission on
                                 July 29, 2004. (File Nos. 33-29838 and
                                 811-5843);
                    (x)          The Registrant hereby incorporates the
                                 Conformed copy of the Transfer Agency
                                 and Service Agreement between the
                                 Federated Funds listed on Schedule A
                                 revised 3/1/06, from Item (h)(ix) of the
                                 Federated Total Return Government Bond
                                 Fund Registration Statement on Form N-
                                 1A, filed with the Commission on April
                                 26, 2006.  (File Nos. 33-60411 and 811-
                                 07309)
                    (xi)         Conformed copy of the Financial
                                 Administration Accounting and Services
                                 Agreement; +
             (i)                 Conformed copy of Opinion and Consent of
                                 Counsel as to legality of shares being
                                 registered; (5)
             (j)                 Conformed copy of Consent of the
                                 Independent Registered Accounting Firm;
                                 +
             (k)                 Not applicable;
             (l)                 Conformed copy of Initial Capital
                                 Understanding; (5)
             (m)    (i)          Conformed copy of Distribution Plan of
                                 the Registrant; (12)
                    (ii)         The responses described in Item
                                 22(e)(iv)-(vi) are hereby incorporated
                                 by reference.
             (n)                 Not applicable;
             (o)    (i)          Conformed copy of Power of Attorney of
                                 the Registrant; (8)
                    (ii)         Conformed copy of Power of Attorney of
                                 Treasurer of the Registrant; (7)
                    (iii)        Conformed copy of Power of Attorney of
                                 Trustee of the Registrant; (7)
                    (iv)         Conformed copy of Power of Attorney of
                                 President and Trustee and Vice Chairman
                                 of the Registrant; (11)
                    (v)          Conformed copy of Power of Attorney of
                                 Trustee of the Registrant; (13)
                    (vi)         Conformed copy of Power of Attorney of
                                 Trustee of the Registrant; +
             (p)    (i)          The Registrant hereby incorporates the
                                 copy of the Code of Ethics for Access
                                 Persons from Item 23(p) of the Money
                                 Market Obligations Trust Registration
                                 Statement on Form N-1A filed with the
                                 Commission on February 26, 2004. (File
                                 Nos. 33-31602 and 811-5950).
                    (ii)         The Registrant hereby incorporates the
                                 conformed copy of the Federated
                                 Investors, Inc. Code of Ethics for
                                 Access Persons, effective 1/1/2005, from
                                 Item 23(p) of the Money Market
                                 Obligations Trust, Registration
                                 Statement on Form N-1A filed with the
                                 Commission on February 25, 2005. (File
                                 Nos. 33-31602 and 811-5950).

1.     Response is incorporated by reference to Registrant's Initial
       Registration Statement on Form N-1A filed January 4, 1991. (File
       Nos. 33-38550 and 811-6269)
2.     Response is incorporated by reference to Registrant's Registration
       Statement on Form N-1A filed January 24, 1991.  (File Nos. 33-
       38550 and 811-6269)
5.     Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 7 on Form N-1A filed July 24, 1995. (File
       Nos. 33-38550 and 811-6269)
6.     Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 10 on Form N-1A filed July 21, 1998. (File
       Nos. 33-38550 and 811-6269)
7.     Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 11 on Form N-1A filed on May 26, 1999.
       (File Nos. 33-38550 and 811-6269).
8.     Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 14 on Form N-1A filed on July 24, 2000.
       (File Nos. 33-38550 and 811-6269)
9.     Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 15 on Form N-1A filed on July 23, 2001.
       (File Nos. 33-38550 and 811-6269)
10.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 16 on Form N-1A filed on July 27, 2002.
       (File Nos. 33-38550 and 811-6269)
11.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 17 on Form N-1A filed on July 30, 2003.
       (File Nos. 33-38550 and 811-6269)
12.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 17 on Form N-1A filed on July 29, 2004.
       (File Nos. 33-38550 and 811-6269)
13.    Response is incorporated by reference to Registrant's Post-
       Effective Amendment No. 20 on Form N-1A filed on July 28, 2006.
       (File Nos. 33-38550 and 811-6269)

Item 24.     Persons Controlled by or Under Common Control with the Fund:

             None

Item 25.     Indemnification:  (2)

Item 26.     Business and Other Connections of Investment Adviser:

               For a  description  of  the  other  business  of  the  investment adviser, see the section entitled "Who Manages the Fund?" in Part
               A. The  affiliations  with the  Registrant of two of the Trustees and two of the Officers of the investment adviser are included in
               Part B of this  Registration  Statement  under "Who  Manages  and
               Provides  Services  to the Fund?" The  remaining  Trustees of the
               investment   adviser  and,  in   parentheses,   their   principal
               occupations  are: Thomas R. Donahue,  (Chief  Financial  Officer,
               Federated Investors,  Inc.), 1001 Liberty Avenue, Pittsburgh, PA,
               15222-3779  and Mark D. Olson (a principal  of the firm,  Mark D.
               Olson & Company,  L.L.C. and Partner,  Wilson, Halbrook &
               Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE
               19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                         John B. Fisher

Vice Chairman:                                       William D. Dawson, III

Senior Vice Presidents:                              Todd Abraham
                                                     J. Scott Albrecht
                                                     Joseph M. Balestrino
                                                     Randall Bauer
                                                     Jonathan C. Conley
                                                     Deborah A. Cunningham
                                                     Mark E. Durbiano
                                                     Donald T. Ellenberger
                                                     Susan R. Hill
                                                     Robert M. Kowit
                                                     Jeffrey A. Kozemchak
                                                     Mary Jo Ochson
                                                     Robert J. Ostrowski
                                                     Ihab Salib
                                                     Paige Wilhelm

Vice Presidents:                                     Nancy J.Belz
                                                     G. Andrew Bonnewell
                                                     Hanan Callas
                                                     Jerome Conner
                                                     James R. Crea, Jr.
                                                     Karol Crummie
                                                     Lee R. Cunningham, II
                                                     B. Anthony Delserone,Jr.
                                                     William Ehling
                                                     Eamonn G. Folan
                                                     Richard J. Gallo
                                                     John T. Gentry
                                                     Kathyrn P. Glass
                                                     Patricia L. Heagy
                                                     William R. Jamison
                                                     Nathan H. Kehm
                                                     John C. Kerber
                                                     J. Andrew Kirschler
                                                     Marian R. Marinack
                                                     Kevin McCloskey
                                                     John W. McGonigle
                                                     Natalie F. Metz
                                                     Thomas J. Mitchell
                                                     Joseph M. Natoli
                                                     Bob Nolte
                                                     Mary Kay Pavuk
                                                     Jeffrey A. Petro
                                                     John Polinski
                                                     Rae Ann Rice
                                                     Brian Ruffner
                                                     Roberto Sanchez-Dahl,Sr.
                                                     John Sidawi
                                                     Michael W. Sirianni, Jr.
                                                     Christopher Smith
                                                     Kyle Stewart
                                                     Mary Ellen Tesla
                                                     Timothy G. Trebilcock
                                                     Paolo H. Valle
                                                     Stephen J. Wagner
                                                     Mark Weiss
                                                     George B. Wright

Assistant Vice Presidents:                           Jason DeVito
                                                     Bryan Dingle
                                                     Timothy Gannon
                                                     James Grant
                                                     Tracey L. Lusk
                                                     Ann Manley
                                                     Karl Mocharko
                                                     Joseph Mycka
                                                     Nick Navari
                                                     Gene Neavin
                                                     Liam O'Connell
                                                     Nichlas S. Tripodes

Secretary:                                           G. Andrew Bonnewell

Treasurer:                                           Thomas R. Donahue

Assistant Treasurer:                                 Denis McAuley, III

             The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue,
             Pittsburgh, Pennsylvania 15222-3779.  These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this
             Registration Statement.

Item 27.     Principal Underwriters:

             (a)    Federated Securities Corp. the Distributor for shares
                    of  the Registrant, acts as principal underwriter for
                    the   following    open-end   investment   companies,
                    including the Registrant:

                    Cash  Trust  Series,  Inc.;  Cash  Trust  Series  II;
                    Federated Adjustable Rate  Securities Fund; Federated
                    American Leaders Fund, Inc.;  Federated  Core  Trust;
                    Federated  Core  Trust  II,  L.P.;  Federated  Equity
                    Funds;  Federated Equity Income Fund, Inc.; Federated
                    Fixed Income  Securities, Inc.; Federated GNMA Trust;
                    Federated   Government   Income   Securities,   Inc.;
                    Federated High Income Bond Fund, Inc.; Federated High
                    Yield  Trust;   Federated  Income  Securities  Trust;
                    Federated  Income   Trust;   Federated  Index  Trust;
                    Federated  Institutional Trust;  Federated  Insurance
                    Series; Federated  Intermediate Government Fund, Inc.
                    Federated  International   Series,   Inc.;  Federated
                    Investment  Series  Funds,  Inc.;  Federated  Managed
                    Allocation Portfolios; Federated Managed Pool Series;
                    Federated MDT Series; Federated Municipal  Securities
                    Fund,  Inc.;  Federated  Municipal  Securities Income
                    Trust;   Federated   Short-Term   Municipal    Trust;
                    Federated  Stock and Bond Fund, Inc.; Federated Stock
                    Trust; Federated  Total  Return Government Bond Fund;
                    Federated Total Return Series,  Inc.;  Federated U.S.
                    Government   Bond  Fund;  Federated  U.S.  Government
                    Securities Fund: 1-3 Years; Federated U.S. Government
                    Securities   Fund:   2-5   Years;   Federated   World
                    Investment  Series,   Inc.;   Intermediate  Municipal
                    Trust;  Edward  Jones  Money Market  Fund  and  Money
                    Market Obligations Trust.

         (b)

          (1)                          (2)                           (3)
Positions and Offices                                      Positions and Offices
  With Distributor                     Name                    With Registrant

Chairman:                       Richard B. Fisher          Vice Chairman

Executive Vice
Vice President, Assistant
Secretary and Director:         Thomas R. Donahue

President and Director:         Thomas E. Territ

Vice President and Director:    Peter J. Germain

Treasurer and Director:         Denis McAuley III

Senior Vice Presidents:         Michael Bappert
                                Michael Benacci
                                Richard W. Boyd
                                Charles L. Davis, Jr.
                                Laura M. Deger
                                Peter W. Eisenbrandt
                                Theodore Fadool, Jr.
                                James S. Hamilton
                                James M. Heaton
                                Harry J. Kennedy
                                Michael W. Koenig
                                Anne H. Kruczek
                                Amy Michaliszyn
                                Richard C. Mihm
                                Keith Nixon
                                Rich Paulson
                                Solon A. Person, IV
                                Chris Prado
                                Brian S. Ronayne
                                Colin B. Starks
                                Robert F. Tousignant
                                William C. Tustin
                                Paul Uhlman

Vice Presidents:                Irving Anderson
                                Dan Berry
                                John B. Bohnet
                                Edward R. Bozek
                                Jane E. Broeren-Lambesis
                                Daniel Brown
                                Bryan Burke
                                Mark Carroll
                                Dan Casey
                                Scott Charlton
                                Steven R. Cohen
                                James Conely
                                Kevin J. Crenny
                                G. Michael Cullen
                                Beth C. Dell
                                Ron Dorman
                                Donald C. Edwards
                                Lee England
                                Timothy Franklin
                                Peter Germain
                                Jamie Getz
                                Scott Gundersen
                                Peter Gustini
                                Dayna C. Haferkamp
                                Raymond J. Hanley
                                Vincent L. Harper, Jr.
                                Bruce E. Hastings
                                Jeffrey S. Jones
                                Ed Koontz
                                Christopher A. Layton
                                Michael H. Liss
                                Michael R. Manning
                                Michael Marcin
                                Martin J. McCaffrey
                                Mary A. McCaffrey
                                Vincent T. Morrow
                                Doris T. Muller
                                Alec H. Neilly
                                Rebecca Nelson
                                John A. O'Neill
                                James E. Ostrowski
                                Stephen Otto
                                Brian Paluso
                                Mark Patsy
                                Robert F. Phillips
                                Josh Rasmussen
                                Richard A. Recker
                                Ronald Reich
                                Christopher Renwick
                                Diane M. Robinson
                                Timothy A. Rosewicz
                                Thomas S. Schinabeck
                                Edward J. Segura
                                Peter Siconolfi
                                Edward L. Smith
                                John A. Staley
                                Jack L. Streich
                                Mark Strubel
                                Michael Vahl
                                David Wasik
                                G. Walter Whalen
                                Stephen White
                                Jeff Wick
                                Lewis Williams
                                Edward J. Wojnarowski
                                Michael P. Wolff
                                Erik Zettlemayer
                                Paul Zuber

Assistant Vice Presidents:      Robert W. Bauman
                                William Rose

Secretary:                      C. Todd Gibson

Assistant Treasurer:            Lori A. Hensler
                                Richard A. Novak

The business address of each of the Officers of Federated Securities
Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh,
Pennsylvania 15222-3779.

          (c)     Not applicable

Item 28.   Location of Accounts and Records:

All accounts and records required to be maintained by Section
31(a) of the Investment Company Act of 1940 and Rules 31a-1
through 31a-3 promulgated thereunder are maintained at one
of the following locations:

Registrant                       Reed Smith LLP
                                 Investment Management Group
                                 Federated Investors Tower
                                 12th Floor
                                 1001 Liberty Avenue
                                 Pittsburgh, PA  15222-3779
             (Notices should be sent to the Agent for Service at above address)

                                 Federated Investors Funds
                                 5800 Corporate Drive
                                 Pittsburgh, PA  15237-7000

Federated Services Company       Federated Investors Tower
("Administrator")                1001 Liberty Avenue
                                 Pittsburgh, PA  15222-3779

Federated Investment             Federated Investors Tower
Management Company               1001 Liberty Avenue
("Adviser")                      Pittsburgh, PA  15222-3779

State Street Bank and            P.O. Box 8600
Trust Company                    Boston, MA 02266-8600
("Custodian, Transfer Agent
and Dividend Disbursing Agent")

Item 29.     Management Services:  Not applicable.

Item 30.     Undertakings:

             Registrant hereby undertakes to  comply  with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder  meetings by shareholders.

                               SIGNATURES

    Pursuant  to  the requirements of the Securities Act of 1933 and  the
Investment Company  Act  of  1940,  the  Registrant, CASH TRUST SERIES II
certifies that it meets all of the requirements for effectiveness of this
Amendment to its Registration Statement pursuant to Rule 485(b) under the
Securities  Act  of  1933  and  has duly caused  this  Amendment  to  its
Registration Statement to be signed  on  its  behalf  by the undersigned, thereto  duly authorized, in the City of Pittsburgh and  Commonwealth  of
Pennsylvania, on the 26th day of July, 2007.

                              CASH TRUST SERIES II

                    BY: /s/ Andrew P. Cross
                    Andrew P. Cross, Assistant Secretary

       Pursuant  to  the  requirements  of  the  Securities  Act  of  1933, this
Amendment  to  its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                   TITLE                          DATE

By:  /s/ Andrew P. Cross               Attorney In Fact         July 26, 2007
     Andrew P. Cross                   For the Persons
     ASSISTANT SECRETARY               Listed Below

NAME                                   TITLE

John F. Donahue*                       Trustee

Richard B. Fisher*                     Vice Chairman

J. Christopher Donahue*                President and Trustee
                                       (Principal Executive Officer)
Richard A. Novak*                      Treasurer (Principal Financial
                                       Officer)
    Thomas G. Bigley*                  Trustee

John T. Conroy, Jr.*                   Trustee

Nicholas P. Constantakis*              Trustee

John F. Cunningham*                    Trustee

Lawrence D. Ellis, M.D.*               Trustee

Peter E. Madden*                       Trustee

Charles F. Mansfield, Jr.*             Trustee

John E. Murray, Jr., J.D., S.J.D.*     Trustee

Thomas M. O'Neill*                     Trustee

Marjorie P. Smuts*                     Trustee

John S. Walsh*                         Trustee

James F. Will                          Trustee
* By Power of Attorney